Total Capital and Net Income Per Common Unit - Additional Information - Series E Preferred Units (Details) $ / shares in Units, $ in Millions	1 Months Ended
Jan. 31, 2018 USD ($) $ / shares shares
Series E Preferred Units
Class of Stock [Line Items]
Preferred units dividend rate	8.875%
Liquidation preference per unit (USD per unit) | $ / shares	$ 25.00
Underwriter's Over-allotment Option | Series E Preferred Units
Class of Stock [Line Items]
Number of units issued | shares	4,800,000.0
Preferred Partner | Preferred Units
Class of Stock [Line Items]
Net proceeds | $	$ 116.0
LIBOR | Series E Preferred Units
Class of Stock [Line Items]
Variable rate on dividend payment	6.407%